Short-term debt - Schedule of revolving credit (Details) - Revolving Credit Facility $ in Thousands	Dec. 31, 2024 USD ($)
Itau Unibanco S.A. | Minimum
Line of Credit Facility [Line Items]
Annual interest rate (as a percent)	2.65%
Itau Unibanco S.A. | Maximum
Line of Credit Facility [Line Items]
Annual interest rate (as a percent)	4.85%
J.P. Morgan
Line of Credit Facility [Line Items]
Annual interest rate (as a percent)	3.10%
Banco Santander Brasil | Minimum
Line of Credit Facility [Line Items]
Annual interest rate (as a percent)	3.20%
Banco Santander Brasil | Maximum
Line of Credit Facility [Line Items]
Annual interest rate (as a percent)	3.60%
Revolving credit facility | Itau Unibanco S.A.
Line of Credit Facility [Line Items]
Amount	$ 25,000
Revolving credit facility | J.P. Morgan
Line of Credit Facility [Line Items]
Amount	$ 25,000
Required Maximum Ratio	3.00
Ratio as of December 31	1.14
Revolving credit facility | Banco Santander Brasil
Line of Credit Facility [Line Items]
Amount	$ 25,000
Required Maximum Ratio	3.00
Ratio as of December 31	1.12
Revolving credit facility | Banco Santander Brasil | ADBV Subsidiary
Line of Credit Facility [Line Items]
Required Maximum Ratio	3.00
Ratio as of December 31	0.19